Related Party Transactions - Condensed Financial Information of Parent Company (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 25, 2022	Sep. 26, 2021	Sep. 25, 2022	Sep. 26, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Net contribution from Parent	$ 26,554	$ 18,697	$ 79,922	$ 61,915	$ 86,279	$ 57,562	$ 83,055
Settlement of notes payable to related party and accrued interest			(21,610)	0
Transfer of assets to Parent			568	0
Net change in unbenefited losses remaining with Parent						(1,198)	1,197
Stock compensation			171	(511)	(786)	(188)	(105)
Transfers from Parent per cash flow statement			$ 59,051	$ 61,404	$ 85,493	$ 56,176	$ 84,147